Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment
Schedule of property and equipment by major asset class

	December 31,
	2016	2015
Computer equipment	$40,349	$31,496
Software	42,614	26,412
Furniture and fixtures	8,652	7,916
Leasehold improvements	4,392	3,488
Projects in progress	12,001	10,434
Property and equipment, gross	$108,008	$79,746
Less: Accumulated depreciation and amortization	40,368	22,294
Property and equipment, net	$67,640	$57,452